Capital stock and capital risk management (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of detailed information about changes in equity
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2021, 2020 and 2019:

	Series A Publicly traded shares	Series A Private Offering	Series B	Series C	Total

Amount as of December 31, 2018	423,017	90,238	—	—	513,255
Number of shares	60,909,315	9,500,000	—	2	70,409,317

Net value of Series A shares on February 13, 2019	55,000	—	—	—	55,000
Number of shares	5,500,000	—	—	—	5,500,000
Net value of Series A shares on July 25, 2019	91,143	—	—	—	91,143
Number of shares	10,906,257	—	—	—	10,906,257
Series A shares to be granted in LTIP	—	1	—	—	1
Number of shares	—	317,932	—	—	317,932

Amounts as of December 31, 2019	569,160	90,239	—	—	659,399
Number of shares	77,315,572	9,817,932	—	2	87,133,506

Series A shares to be granted in LTIP	—	1	—	—	1
Number of shares	—	717,782	—	—	717,782

Amounts as of December 31, 2020	569,160	90,240	—	—	659,400
Number of shares	77,315,572	10,535.714	—	2	87,851,288

Series A shares to be granted in LTIP	—	1	—	—	1
Number of shares	—	778,591	—	—	778,591
Reduction of share capital adopted at the Ordinary General Shareholders’ meeting on December 14, 2021	(72,695)	—	—	—	(72,695)
Number of shares	—	—	—	—	—

Amounts as of December 31, 2021	496,465	90,241	—	—	586,706
Number of shares	77,315,572	11,314,305	—	2	88,629,879

Summary of leverage ratios
The leverage ratio as of December 31, 2021, and 2020, is as follows:

	As of December 31, 2021	As of December 31, 2020

Total borrowings and lease liabilities	638,047	563,467
Less: Cash, bank balances and other short-term investments	(315,013)	(202,947)

Net debt	323,034	360,520
Total equity	565,259	508,518

Leverage ratio	57.00%	71.00%